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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07111

Morgan Stanley Insured California Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices)          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


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MORGAN STANLEY INSURED CALIFORNIA MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

     PRINCIPAL
     AMOUNT IN                                                                                  COUPON     MATURITY
     THOUSANDS                                                                                   RATE        DATE           VALUE
     ---------                                                                                   ----        ----           -----
                   CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS  (95.0%)
                   General Obligation  (11.0%)
          $505     California, Various Purposes Dtd 03/01/94 (FSA)                               5.50%     03/01/20        $505,687
         1,280     Huntington Beach Union High School District, Ser 2004 (FSA)                   5.00      08/01/26       1,328,256
         1,030     Los Angeles, Ser 2004 A (MBIA)                                                5.00      09/01/24       1,072,683
           340     San Francisco City & County, Laguna Honda Hospital RITES PA                   6.56++    06/15/30         380,501
                        1387 (FSA)
         1,000     Upland School District, Election 2000 Ser 2001 B (FSA)                       5.125      08/01/25       1,049,110
         1,375     Washington Unified School District, Election 2004 Ser A (FGIC)                5.00      08/01/22       1,432,145
        ------                                                                                                          -----------
         5,530                                                                                                            5,768,382
        ------                                                                                                          -----------

                   Educational Facilities Revenue  (6.4%)
         1,000     California State University, Ser 2005 A (Ambac)                               5.00      11/01/35       1,032,480
                   University of California,
         1,000          Limited Projects Ser 2005 B (FSA)                                        5.00      05/15/30       1,033,480
         1,250          Multi Purpose Ser Q (FSA)                                                5.00      09/01/31       1,288,650
        ------                                                                                                          -----------
         3,250                                                                                                            3,354,610
        ------                                                                                                          -----------

                   Electric Revenue  (6.1%)
         1,000     Anaheim Public Financing Authority, Generation Refg Ser 2002-B                5.25      10/01/18       1,066,250
                        (FSA)
         1,000     Los Angeles Department of Water & Power, 2001 Ser A (FSA)                     5.25      07/01/21       1,050,250
         1,000     Southern California Public Power Authority, Transmission                      5.25      07/01/18       1,064,970
        ------          Refg Ser 2002 A (FSA)                                                                           -----------
         3,000                                                                                                            3,181,470
        ------                                                                                                          -----------

                   Mortgage Revenue - Single Family  (4.2%)
         2,000     California Department of Veterans Affairs, Home Purchase                      5.35      12/01/27       2,111,080
                        2002 Ser A (Ambac)
            75     California Housing Financing Agency, 1995 Ser B (AMT) (Ambac)                 6.25      08/01/14          75,770
        ------                                                                                                          -----------
         2,075                                                                                                            2,186,850
        ------                                                                                                          -----------

                   Public Facilities Revenue  (6.1%)
         1,110     Kern County Board of Education, Refg 2006 Ser A COPs (MBIA)                   5.00      06/01/31       1,144,288
         1,000     Simi Valley Public Financing Authority, Ser 2004 COPs (Ambac)                 5.00      09/01/30       1,026,370
         1,000     Val Verde Unified School District, School Construction COPs                   5.00      01/01/30       1,027,260
        ------          Ser 2005 B (FGIC)                                                                               -----------
         3,110                                                                                                            3,197,918
        ------                                                                                                          -----------

                   Resource Recovery Revenue  (3.5%)
                   Sacramento Financing Authority,
         1,510          2005 Solid Waste & Redevelopment (FGIC)                                  5.00      12/01/17       1,610,325
           180          1999 Solid Waste & Redevelopment (Ambac)                                 5.75      12/01/22         193,939
        ------                                                                                                          -----------
         1,690                                                                                                            1,804,264
        ------                                                                                                          -----------

                   Tax Allocation Revenue  (8.8%)
           250     Bay Area Government Association, Pool 1994 Ser A (FSA)                        6.00      12/15/24         252,048
         1,000     Capistrano Unified School District, Community Facilities                      5.00      09/01/29       1,035,020
                        District #98-2 Ladera Special Tax Ser 2005 (FGIC)
         1,100     La Quinta Financing Authority, Local Agency 2004 Ser A (Ambac)                5.25      09/01/24       1,171,060
            80     Long Beach Bond Financing Authority, Downtown, North Long Beach,             5.375      08/01/21          85,882
                        Poly High and West Beach Areas 2002 Ser A (MBIA)
         1,000     Rancho Mirage Redevelopment Agency, Ser 2003 A (MBIA)                         5.00      04/01/33       1,021,820
         1,000     San Jose Redevelopment Agency, Merged Area Ser 2002 (MBIA)                    5.00      08/01/32       1,017,200
        ------                                                                                                          -----------
         4,430                                                                                                            4,583,030
        ------                                                                                                          -----------


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

                   Transportation Facilities Revenue  (8.0%)
         1,000     Los Angeles County Metropolitan Transportation Authority, Sales               5.25      07/01/30       1,043,010
                        Tax Ser 2000 A (FGIC)  #
         2,000     Orange County Transportation Authority, Toll Road Express Lanes               5.00      08/15/20       2,091,500
                        Refg Ser 2003 A (Ambac)
         1,000     San Jose, Airport Ser 2001 A (FGIC)                                           5.00      03/01/25       1,021,080
        ------                                                                                                          -----------
         4,000                                                                                                            4,155,590
        ------                                                                                                          -----------

                   Water & Sewer Revenue  (22.9%)
         1,500     California Department of Water Resources, Central Valley Ser Y (FGIC)         5.25      12/01/19       1,606,890
         2,000     East Bay Municipal Utility District, Water Ser 2001 (MBIA)                    5.00      06/01/26       2,053,380
         1,000     Los Angeles, Wastewater Refg Ser 2003 B (FSA)                                 5.00      06/01/22       1,041,190
         1,000     Metropolitan Water District of Southern California, 2003 Ser B-2 (FGIC)       5.00      10/01/27       1,032,440
         1,000     Oxnard Financing Authority, Redwood Trunk Sewer & Headworks                   5.00      06/01/29       1,032,310
                        Ser 2004 A (FGIC)
         1,000     Sacramento County, Sanitation District, Sacramento Regional                   5.00      12/01/28       1,041,340
                        County (FGIC)
         1,000     San Diego County Water Authority, Ser 2004 A COPs (FSA)                       5.00      05/01/29       1,031,750
         2,000     San Francisco Public Utilities Commission, Water Refg Ser A 2001              5.00      11/01/31       2,045,700
                        (FSA)
         1,000     Yucaipa Valley Water District, Ser 2004 A COPs (MBIA)                         5.25      09/01/24       1,060,400
        ------                                                                                                          -----------
        11,500                                                                                                           11,945,400
        ------                                                                                                          -----------

                   Other Revenue  (2.0%)
         1,000     Golden State Tobacco Securitization Corporation, Enhanced Asset               5.00      06/01/38       1,026,150
        ------          Backed Ser 2005 A (FGIC)                                                                        -----------

                   Refunded  (16.0%)
         2,000     Anaheim, Anaheim Memorial Hospital Assn COPs (Ambac) (ETM)                   5.125      05/15/20       2,002,100

         1,000     California Department of Water Resources, Power Supply                       5.375      05/01/12+      1,092,720
                        Ser 2002 A (Ambac)
         2,000     California Infrastructure & Economic Development Bank, Bay Area               5.00      01/01/28+      2,169,640
                        Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FGIC)
         2,000     Sacramento Financing Authority, Water & Capital Improvement                   5.00      12/01/26+      2,053,379
                        2001 Ser A (Ambac)
         1,000     Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)              5.50      10/01/32       1,065,700
        ------                                                                                                          -----------
         8,000                                                                                                            8,383,539
        ------                                                                                                          -----------

        47,585     TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $48,798,143)                                        49,587,203
        ------                                                                                                          -----------

                   CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (1.7%)
           300     Newport Beach, Hoag Memorial Presbyterian Hospital 1992                      3.53*      10/01/22         300,000
                        Ser (Demand 08/01/06)
           600     Orange County Sanitation District, Ser 2000 B COPs                           3.60*      08/01/30         600,000
                         (Demand 08/01/06)                                                                               -----------

           900     TOTAL CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
                  (Cost $900,000)                                                                                           900,000
                                                                                                                        -----------

       $48,485     TOTAL INVESTMENTS (Cost $49,698,143) (a) (b)                                 96.7%                    50,487,203
       =======

                   OTHER ASSET IN EXCESS OF LIABILITIES                                          3.3                      1,724,193
                                                                                               -----                    -----------

                   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                100.0%                   $52,211,396
                                                                                               ======                   ===========


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--------------------------

AMT         Alternative Minimum Tax.

COPs        Certificates of Participation.

ETM         Escrowed to maturity.

+           Prerefunded to call date shown.

++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $380,501 which represents 0.7% of net assets applicable to common shareholders.

*           Current coupon of variable rate demand obligation.

# A portion of this security has been physically segregated in connection with open futures contracts in the amount of $26,000.

(a) Securities have been designated as collateral in an amount equal to $6,231,625 in connection with open futures contracts.

(b)         The aggregate cost for federal income tax purposes is $48,737,446.
            The aggregate gross unrealized appreciation is $1,823,304 and the aggregate gross unrealized depreciation is $73,547, resulting in net unrealized appreciation of $1,749,757.

BOND INSURANCE:
Ambac       Ambac Assurance Corporation.

 FGIC       Financial Guaranty Insurance Company.

 FSA        Financial Security Assurance Inc.

 MBIA       Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT JULY 31, 2006:


 NUMBER OF                        DESCRIPTION/DELIVERY            UNDERLYING FACE        UNREALIZED
 CONTRACTS    LONG/SHORT             MONTH AND YEAR               AMOUNT AT VALUE       DEPRECIATION
 ---------    ----------             --------------               ---------------       ------------
    20           Short         U.S. Treasury Notes 10 Year         $(2,120,625)           $(15,993)

                                     September 2006

    40           Short         U.S. Treasury Notes 5 Year           (4,168,750)            (12,922)
                                                                                          ---------
                                     September 2006
                             Total Unrealized Depreciation ............                   $(28,915)
                                                                                          =========


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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured California Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006

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